UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street
32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	October 31

Date of reporting period:	7/31/09

Item 1 – Schedule of Investments

Portfolio of Investments

As of July 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - 124.8%
ARGENTINA - 2.2%
		Republic of Argentina,
USD	2,440	7.00%, 3/28/11	$1,844,713
USD	630	7.00%, 4/17/17	362,078

			2,206,791

AUSTRALIA - 28.8%
		ABN Amro Bank NV,
AUD	500	6.50%, 5/17/13 (a)(b)	332,537
		Australia and New Zealand Banking Group, Ltd.,
AUD	500	8.50%, 4/22/13	446,087
		AXA SA,
AUD	500	7.50%, 10/26/16 (a)(b)	242,442
		BNP Paribas,
AUD	500	6.00%, 6/25/12	417,058
		Brisbane Airport Corporation, Ltd.,
AUD	1,000	7.30%, 6/30/10	836,241
		Caisse d’Amortissement de la Dette Sociale,
AUD	1,200	7.50%, 2/28/13	1,058,073
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	349,826
		Cie de Financement Foncier,
AUD	500	6.25%, 1/30/17	373,063
		Citigroup Property Ltd.,
AUD	700	5.50%, 6/18/12	586,365
		Commonwealth of Australia,
AUD	1,000	8.50%, 6/24/11	887,702
		Deutsche Bank AG,
AUD	500	7.50%, 10/19/12	418,079
		Eurofima,
AUD	200	6.00%, 1/28/14	166,110
		European Investment Bank,
AUD	1,000	7.00%, 1/24/12	874,124
		FGL Finance Australia, Ltd.,
AUD	500	6.25%, 3/17/10	420,920
		Goldman Sachs Group, Inc.,
AUD	500	6.35%, 4/12/16	353,741
		HBOS PLC,
AUD	500	6.75%, 5/01/12 (a)(b)	345,922
		HSBC Bank Australia,
AUD	2,000	4.77%, 5/20/11 (a)(b)	1,530,678
		ING Bank Australia, Ltd.,
AUD	1,000	7.00%, 4/24/12	841,673
		International Finance Corp.,
AUD	750	7.50%, 2/28/13	661,028
		Kommunalbanken AS,
AUD	500	6.375%, 3/30/12	425,904
		Kreditanstalt fuer Wiederaufbau,
AUD	500	6.25%, 1/30/12	428,574
AUD	1,700	7.50%, 8/26/11	1,494,882
		Leighton Finance, Ltd.,
AUD	500	9.50%, 7/28/14	415,912
		Macquarie Bank, Ltd.,
AUD	500	6.50%, 5/31/12 (a)(b)	326,871
		Merrill Lynch & Co., Inc.,
AUD	200	6.75%, 3/12/14	146,291
		Mirvac Group Funding Ltd.,
AUD	500	6.75%, 9/15/10	411,235
		Monumental Global Funding,
AUD	500	6.50%, 11/08/11	397,981
		National Capital Trust III,
AUD	500	4.088%, 9/30/16 (a)(b)	290,942
		New South Wales Treasury Corporation,
AUD	2,000	6.00%, 5/01/12	1,712,141
AUD	1,000	7.00%, 12/01/10	868,487
		Queensland Treasury Corporation,
AUD	400	6.00%, 10/14/15	333,440
AUD	750	6.00%, 6/14/21	600,952
AUD	750	6.25%, 6/14/19	624,469
AUD	700	6.50%, 4/16/12	607,223
		RWH Finance Pty. Limited,
AUD	500	6.20%, 3/26/17 (a)	367,805
		St. George Bank, Ltd.,
AUD	1,000	10.00% 5/09/13 (a)(b)	891,105
		Sydney Airport Finance,
AUD	1,000	6.25%, 11/21/11	803,065
		Telstra Corporation, Ltd.,
AUD	500	7.25%, 3/30/10	425,764
		Volkswagon Finance Services,
AUD	500	7.00%, 6/24/11	416,089
		Wells Fargo and Co.,
AUD	500	6.00%, 5/15/13	386,556

Aberdeen Global Income Fund, Inc. 1

Portfolio of Investments (continued)

As of July 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
AUSTRALIA (continued)
		Western Australia Treasury Corporation,
AUD	2,070	8.00%, 6/15/13	$1,873,476
AUD	2,550	8.00%, 7/15/17	2,362,730
		Westpac Banking Corp.,
AUD	700	8.25%, 4/18/11	616,967

			28,370,530

BRAZIL - 3.2%
		Banco Nac De Desen Econo,
USD	120	6.50%, 6/10/19 (b)	121,500
		Dasa Finance Corp.,
USD	404	8.75%, 5/29/13 (b)	404,505
		Electropaulo Metropolitian,
BRL	500	19.125%, 6/28/10	289,748
		Federal Republic of Brazil,
BRL	1,620	10.00%, 1/01/17	743,998
BRL	470	10.00%, 1/01/14	230,944
		ISA Capital do Brasil SA,
USD	210	8.80%, 1/30/17	219,188
		Odebrecht Finance Ltd.,
USD	267	9.625%, 4/09/14	298,039
		Petrobras International Finance Co.,
USD	350	7.875%, 3/15/19	387,503
		Telemar Norte Leste SA,
USD	370	9.50%, 4/23/19	420,413

			3,115,838

CANADA - 19.4%
		Canadian Government,
CAD	750	5.50%, 6/01/10	724,832
CAD	2,000	8.00%, 6/01/23	2,667,904
CAD	2,000	9.00%, 6/01/25	2,928,568
CAD	400	9.50%, 6/01/10	398,752
CAD	3,000	10.25%, 3/15/14	3,704,934
		Ontario Hydro,
CAD	500	8.50%, 5/26/25	644,010
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	2,194,347
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	2,181,624
		Province of Newfoundland,
CAD	1,000	5.125%, 12/29/10	965,602
		Quebec Hydro,
CAD	2,000	9.625%, 7/15/22	2,724,400

			19,134,973

CHINA - 0.3%
		Parkson Retail Group,
USD	310	7.875%, 11/14/11	314,650

COLOMBIA - 1.3%
		EEB international, Ltd.,
USD	100	8.75%, 10/31/11 (b)	105,750
		Republic of Colombia,
USD	400	7.375%, 3/18/19	434,000
COP	1,350,000	12.00%, 10/22/15	770,399

			1,310,149

DOMINICAN REPUBLIC - 0.7%
		Dominican Republic International Bond,
USD	900	8.625%, 4/20/27	652,500

EL SALVADOR - 0.8%
		Republic of El Salvador,
USD	520	7.65%, 6/15/35	457,600
USD	320	8.25%, 4/10/32	300,800

			758,400

GABON - 0.9%
		Gabonese Republic,
USD	940	8.20%, 12/12/17	900,050

GEORGIA - 0.5%
		Republic of Georgia,
USD	570	7.50%, 4/15/13	473,556

GHANA - 0.3%
		Republic of Ghana,
USD	370	8.50%, 10/04/17	344,100

HUNGARY - 1.4%
		Hungary Government Bond,
HUF	105,000	5.50%, 2/12/16	474,500
HUF	188,110	6.00%, 10/24/12	937,997

			1,412,497

Aberdeen Global Income Fund, Inc. 2

Portfolio of Investments (continued)

As of July 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
INDONESIA - 4.1%
		Indonesia Government International Bond,
USD	1,380	10.375%, 5/04/14	$1,637,552
IDR	3,650,000	10.75%, 5/15/16	392,457
IDR	1,150,000	13.40%, 2/15/11	124,821
IDR	2,900,000	13.45%, 8/15/11	320,815
		Majapahit Holding BV,
USD	490	7.75%, 10/17/16	477,198
		MGTI Finance Co. Ltd.,
USD	390	8.375%, 9/15/10	393,948
		Republic of Indonesia,
USD	330	6.875%, 3/09/17	340,924
USD	300	8.50%, 10/12/35	325,500

			4,013,215

KAZAKSTAN - 1.6%
		Kazakstan Temir Zholy,
USD	480	6.50%, 5/11/11	451,200
		KazMunaiGaz Finance Sub. BV,
USD	470	8.375%, 7/02/13	442,106
USD	610	11.75%, 1/23/15	634,394

			1,527,700

KOREA - 0.9%
		Korea Gas,
USD	810	6.00%, 7/15/14	841,872

MEXICO - 2.8%
		Desarrolladora Homex SAB de CV,
MXN	5,300	7.25%, 12/15/16	391,090
USD	421	7.50%, 9/28/10 (b)	395,740
		Mexican Fixed Rate Bonds,
MXN	3,880	10.00%, 12/05/24	334,363
MXN	4,480	10.00%, 11/20/36	374,605
		Mexico Government International Bond,
USD	360	8.30%, 8/15/31	434,700
		Pemex Project Funding Master Trust,
USD	630	5.75%, 3/01/18	620,550
USD	240	6.125%, 6/15/38	216,002

			2,767,050

NETHERLANDS - 0.9%
		GTB Finance BV,
USD	450	8.50%, 1/29/12	396,000
		HSBK Europe BV,
USD	620	9.25%, 10/16/13	521,060

			917,060

NEW ZEALAND - 23.8%
		ANZ National Bank, Ltd.,
NZD	3,000	7.60%, 3/02/12 (a)(b)	1,970,263
		Auckland Healthcare Services, Ltd.,
NZD	1,000	7.75%, 9/15/15	703,350
		Bank of America Corp.,
NZD	3,000	7.53%, 3/08/12	1,922,330
		Deutsche Bank AG,
NZD	2,000	7.14%, 6/16/09 (a)(b)	1,139,005
		European Investment Bank,
NZD	2,000	6.50%, 9/10/14	1,372,245
NZD	500	7.25%, 2/08/10	336,839
		General Electric Capital Corp.,
NZD	1,000	6.50%, 9/28/15	623,200
NZD	1,000	6.75%, 9/26/16	624,634
		Inter-American Development Bank,
NZD	2,000	6.00%, 12/15/17	1,293,522
		New Zealand Government,
NZD	5,750	6.00%, 12/15/17	3,865,848
NZD	1,710	6.50%, 4/15/13	1,197,237
		Powerco, Ltd.,
NZD	1,000	6.39%, 3/29/13	610,265
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	639,550
		Province of Ontario,
NZD	1,500	6.25%, 6/16/15	975,561
		Province of Quebec,
NZD	1,000	6.75%, 11/09/15	646,052

Aberdeen Global Income Fund, Inc. 3

Portfolio of Investments (continued)

As of July 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
NEW ZEALAND (continued)
		Rabo Australia, Ltd.,
NZD	3,000	6.25%, 11/22/11	$2,046,117
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	760,104
		Telstra Corporation, Ltd.,
NZD	1,000	7.15%, 11/24/14	644,306
		Total Capital SA,
NZD	3,000	6.50%, 7/20/12	2,031,757

			23,402,185

PANAMA - 1.4%
		Republic of Panama,
USD	750	8.875%, 9/30/27	921,975
USD	440	9.375%, 7/23/12	505,010

			1,426,985

PHILIPPINES - 2.3%
		Republic of Philippines,
USD	340	8.375%, 6/17/19	394,026
USD	210	9.375%, 1/18/17 (b)	248,120
USD	940	9.50%, 2/02/30	1,178,525
USD	310	10.625%, 3/16/25	413,075

			2,233,746

POLAND - 1.4%
		Republic of Poland,
USD	1,290	6.375%, 7/15/19	1,367,981

RUSSIA - 4.2%
		GPB Eurobond Finance PLC,
RUB	12,400	7.25%, 2/22/10	372,954
		Mobile Telesystems,
USD	400	8.00%, 1/28/12	397,500
		Red Arrow International Leasing,
RUB	15,516	8.375%, 6/30/12	447,394
		RHSB Capital SA,
USD	426	7.75%, 5/29/18	421,740
		Russian Agricultural Bank,
USD	980	7.175%, 5/16/13	986,125
		UBS Lux SA (Sberbank),
USD	510	6.23%, 2/11/15	503,268
		Vimpel-Communication,
USD	480	8.375%, 4/30/13	467,400
		VTB Capital SA,
USD	550	6.875%, 5/29/18	511,500

			4,107,881

SERBIA - 0.4%
		Republic of Serbia,
USD	440	3.75%, 11/01/09 (a)(b)	391,600

SOUTH AFRICA - 1.0%
		Republic of South Africa,
USD	540	7.375%, 4/25/12	597,024
ZAR	2,720	13.50%, 9/15/15	434,576

			1,031,600

TURKEY - 2.4%
		Republic of Turkey,
USD	730	7.25%, 3/15/15	781,064
USD	640	9.50%, 1/15/14	737,754
TRY	180	16.00%, 3/07/12	135,708
TRY	1,040	Zero Coupon, 4/14/10	663,487

			2,318,013

UKRAINE - 0.4%
		CJSC, The EXIM of Ukraine,
USD	160	7.65%, 9/07/11	132,800
		Ukraine Government International Bond,
USD	310	6.75%, 11/14/17	217,000

			349,800

UNITED KINGDOM - 13.7%
		Lloyds TSB Group PLC,
GBP	1,000	9.125%, 10/17/11	1,735,043
GBP	260	12.00%, 1/02/11	462,509

Aberdeen Global Income Fund, Inc. 4

Portfolio of Investments (continued)

As of July 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (concluded)
UNITED KINGDOM (continued)
		United Kingdom Treasury,
GBP	7,060	4.25%, 12/07/49	$11,312,817

			13,510,369

URUGUAY - 1.7%
		Republica Orient Uruguay,
UYU	14,960	4.25%, 4/05/27	534,972
UYU	3,260	5.00%, 9/14/18	128,850
USD	1,030	7.625%, 3/21/36	1,038,137

			1,701,959

VENEZUELA - 2.0%
		Petroleos de Venezuela SA,
USD	1,400	5.25%, 4/12/17	677,740
		Republic of Venezuela,
USD	1,220	1.505%, 4/20/11 (a)	1,024,800
USD	390	5.75%, 2/26/16	230,100

			1,932,640

Total Long-Term Investments (cost $115,872,053)			122,835,690

SHORT-TERM INVESTMENTS - 2.0%
UNITED STATES - 2.0%
USD	1,095	Repurchase Agreement, State Street Bank and Trust Company, 0.06% dated 7/31/09, due 8/03/09 in the amount of $1,095,002 (collateralized by $1,010,000 U.S. Treasury Bond, 4.875% due 2/15/12; value $1,119,484)	1,095,000

USD	854	Time Deposit, State Street Bank and Trust Company,
		0.01% dated 8/03/09	854,000

			1,949,000

Total Short-Term Investments (cost $1,949,000)			1,949,000

Total Investments - 126.8% (cost $117,821,053)			124,784,690
Liabilities in Excess of Other Assets - (26.8)%			(26,382,608)

Net Assets Applicable to Common Shareholders - 100.0%			$98,402,082

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

COP - Colombian peso

GBP - British pound

HUF - Hungarian forint

IDR - Indonesian rupiah

MXN - Mexican peso

NZD - New Zealand dollar

RUB - Russian ruble

TRY - Turkish lira

USD - United States dollar

UYU - Uruguayan peso

ZAR - South African rand

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2009.

(b)	The maturity date presented for these instruments represents the next call/put date.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate paid by the Registrant	Floating Rate received by the Registrant	Unrealized Appreciation/ (Depreciation)
Deutsche Bank	April 21, 2011	7,000	1.4700%	3 month LIBOR	$(22,375)
Deutsche Bank	April 21, 2012	7,000	1.8170%	3 month LIBOR	21,873
Deutsche Bank	June 30, 2014	7,000	3.0125%	3 month LIBOR	(48,483)

					$(48,985)

Aberdeen Global Income Fund, Inc. 5

Portfolio of Investments (continued)

As of July 31, 2009 (unaudited)

Futures Contracts

Description	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase Contract:
Australian Treasury Bond 6% - 3 year	September 2009	66	$(35,370)
Australian Treasury Bond 6% - 10 year	September 2009	77	8,271

			$(27,099)

Forward Foreign Currency Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of July 31, 2009	Sale Value as of July 31, 2009	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah/United States Dollar
settlement date 8/27/09	IDR4,031,811,000	USD403,944	403,944	382,488	21,456
United States Dollar/Brazilian Real
settlement date 8/27/09	USD395,552	BRL836,000	395,552	445,598	(50,046)
United States Dollar/British Pound
settlement date 10/22/09	USD12,649,989	GBP7,853,000	12,649,989	13,115,643	(465,654)
United States Dollar/Canadian Dollar
settlement date 10/22/09	USD4,157,216	CAD4,839,000	4,157,216	4,493,321	(336,105)
United States Dollar/Colombian Peso
settlement date 8/27/09	USD637,024	COP1,436,489,000	637,024	702,250	(65,226)
United States Dollar/Indonesian Rupiah
settlement date 8/27/09	USD375,227	IDR4,031,811,000	375,227	403,944	(28,717)
United States Dollar/New Zealand Dollar
settlement date 10/22/09	USD8,606,819	NZD13,840,000	8,606,819	9,115,504	(508,685)
United States Dollar/South African Rand
settlement date 10/22/09	USD416,361	ZAR3,463,000	416,361	438,992	(22,631)
United States Dollar/Turkish Lira
settlement date 10/22/09	USD577,820	TRY917,000	577,820	612,459	(34,639)

		Net USD Total	$28,219,952	$29,710,199	$(1,490,247)

Tax Cost of Investments

The United States federal income tax basis of the Registrant’s investments and net unrealized appreciation as of July 31, 2009 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$119,645,230	$10,743,578	$5,604,118	$5,139,460

Quality of Investments

As of July 31, 2009, 69.1% of the Registrant’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of July 31, 2009.

% of total Investments
AAA/Aaa	40.1
AA/Aa	16.4
A	12.6
BBB/Baa	9.8
BB/Ba*	17.0
B*	3.9
CCC*	0.2

*	Below Investment Grade

Aberdeen Global Income Fund, Inc. 6

Portfolio of Investments (continued)

As of July 31, 2009 (unaudited)

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Valuation and Liquidity Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. The Procedures were revised and approved by the Board of Directors on December 9, 2008. In accordance with the Procedures, investments are stated at current fair value. Investments for which market quotations are readily available are valued at the last quoted closing price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the last quoted bid price as obtained by a pricing agent or broker selected by the Registrant’s Manager.

Short-term debt securities which mature in more than 60 days are valued at current market quotations. Short-term debt securities of sufficient quality which mature in 60 days or less are valued at amortized cost using a pricing source quote that approximates amortized cost.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

In 2009, the Registrant commenced complying with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosure requirements for fair value measurements. . In accordance with FAS 157, fair value is defined as the price that the Registrant would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Registrant’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each of the Registrant’s investments as of July 31, 2009:

Fixed Income Investments	Level 1	Level 2	Level 3
Argentina	$—	$2,206,791	$—
Australia	—	28,370,530	—
Brazil	—	3,115,838	—
Canada	—	19,134,973	—
China	—	314,650	—
Colombia	—	1,310,149	—
Dominican Republic	—	652,500	—
El Salvador	—	758,400	—
Gabon	—	900,050	—
Georgia	—	473,556	—
Ghana	—	344,100	—
Hungary	—	1,412,497	—
Indonesia	—	4,013,215	—
Kazakstan	—	1,527,700	—
Korea	—	841,872	—
Mexico	—	2,767,050	—
Netherlands	—	917,060	—
New Zealand	—	23,402,185	—
Panama	—	1,426,985	—
Philippines	—	2,233,746	—
Poland	—	1,367,981	—
Russia	—	4,107,881	—
Serbia	—	391,600	—
South Africa	—	1,031,600	—
Turkey	—	2,318,013	—
Ukraine	—	349,800	—
United Kingdom	—	13,510,369	—
Uruguay	—	1,701,959	—
Venezuela	—	1,932,640	—

Total Fixed Income Investments	—	122,835,690	—
Short-Term Investments	—	1,949,000	—

Total Investments	$—	$124,784,690	$—

Other Financial Investments*
Assets	$8,271	$43,329	$—
Liabilities	(35,370)	(1,582,561)	—

Total Other Financial Investments	$(27,099)	$(1,539,232)	$—

*	Other financial instruments are futures contracts, forward foreign currency exchange contracts and interest rate swaps.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management has concluded that the adoption of FSP 157-4 did not materially impact the financial statement amounts.

Aberdeen Global Income Fund, Inc. 7

Portfolio of Investments (concluded)

As of July 31, 2009 (unaudited)

Notes to Portfolio of Investments (concluded)

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Registrants’ derivative and hedging activities, including how such activities are accounted for and their effect on the Registrants’ financial position, performance and cash flows. Management is currently evaluating the implications of SFAS 161. The impact on the Registrant’s financial statement disclosures, if any, is currently being assessed.

Interest Rate Swaps

The Registrant may engage in certain interest rate swap transactions to hedge the Registrant’s leverage facility. An interest rate swap is an agreement between two parties, which involves the exchange of floating and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual and exchange of interest payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” the fair market value of the swap. When the swap is terminated, the Registrant will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Registrant’s basis in the contract. The Registrant is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Registrant does not anticipate non-performance by any counterparty.

Notional amounts of swaps are used to express the extent of involvement in these transactions. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Registrant as unrealized appreciation or depreciation. When the Forward Contract is closed, the Registrant records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from the unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts. The Registrant is subject to off balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Registrant deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Registrant agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Registrant as unrealized appreciation or depreciation. When the contract is closed, the Registrant records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Use of long futures contracts subjects the Registrant to the risk of loss up to the notional value of the futures contracts. Use of short futures subjects the Registrant to unlimited risk of loss.

Options

When the Registrant writes an option, an amount equal to the premium received by the Registrant is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Registrant enters into a closing transaction), the Registrant realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). As of July 31, 2009, there were no open option contracts.

Repurchase Agreements

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Registrant’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Registrant may be delayed or limited.

Foreign Currency Translation

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Registrant isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the reporting period. Similarly, the Registrant isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) includes realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Registrant’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that have not yet been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

Derivative Financial Instruments

The Registrant is authorized to use derivatives to manage currency risk, credit risk and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk.

Aberdeen Global Income Fund, Inc. 8

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,

President of Aberdeen Global Income Fund, Inc.

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Global Income Fund, Inc.

Date: September 28, 2009

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Global Income Fund, Inc.

Date September 28, 2009